Employee Benefit Plans	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Employee Benefit Plans

NOTE 13: EMPLOYEE BENEFIT PLANS

Retirement Saving Plan

The Company sponsored an employee saving plan covering all of its employees in the United States. Following the sale of the management division effected on August 30, 2019, outlined in Note 3, these benefits are provided by NSM. The Company’s contributions to the employee saving plan during the years ended December 31, 2019, were approximately $73 which included a $0 discretionary contribution.

Stock Plan

The Company has awarded restricted share units, shares of restricted common stock and restricted stock units to its employees, officers and directors. The restriction lapses in two, three or four equal tranches, over the requisite service periods, of one, two, three and four years from the grant date. The Company has also awarded share appreciation rights and stock options to its officers and directors only, based on service conditions, which vest in three equal tranches over the requisite service periods of one, two and three years from the grant date. Each option expires seven years after its grant date. No stock options were exercised during the years ended December 31, 2021, 2020 and 2019. As of December 31, 2021, 350,000 stock options remain outstanding expiring in 2023. Please refer to Note 2(s) “Summary of Significant Accounting Policies- Employee benefits” to the consolidated financial statements.

During the years ended December 31, 2021, 2020 and 2019, the Company did not award any restricted stock, restricted stock units or stock options, which vest upon achievement of certain performance conditions.

The weighted average grant date fair value of restricted stock granted during the year ended December 31, 2021 was $2.28

No restricted stock has been granted for the year ended December 31, 2020.

The weighted average grant date fair value of restricted stock granted during the year ended December 31, 2019 was $2.84.

The effect of compensation expense arising from the stock-based arrangements described above amounted to $589, $1,268 and $2,885 for the years ended December 31, 2021, 2020 and 2019, respectively and it was reflected in general and administrative expenses on the consolidated statements of comprehensive income/(loss). The recognized compensation expense for the year is presented as an adjustment to reconcile net income to net cash provided by operating activities on the consolidated statements of cash flows.

The outstanding stock-based awards as of August 30, 2019, date of the sale of the management division, relate to grants to the Company’s officers and directors.

The summary of stock-based awards is summarized as follows (in thousands except share and per share data which have been adjusted to reflect the Reverse Stock Split):

Options	Shares	Weighted average exercise price	Weighted average remaining term	Aggregate fair value
Outstanding as of December 31, 2018	661,977	28.2	3.36	5,696
Vested at December 31, 2018	116,667	—	—	—
Exercisable at December 31, 2018	116,667	—	—	—
Forfeited or expired	(132,209)	—	—	(682)
Outstanding as of December 31, 2019	529,768	26.6	2.96	5,014
Vested at December 31, 2019	83,333	—	—	—
Exercisable at December 31, 2019	83,333	—	—	—
Forfeited or expired	(67,475)	—	—	(1,199)
Outstanding as of December 31, 2020	462,293	17.9	2.25	3,815
Vested at December 31, 2020	—	—	—	—
Exercisable at December 31, 2020	—	—	—	—
Forfeited or expired	(112,293)	—	—	(1,084)
Outstanding as of December 31, 2021	350,000	12.0	1.66	2,730
Restricted stock and restricted stock units
Non Vested as of December 31, 2018	709,710	$—	3.11	$6,490
Granted	167,515	—	—	476
Vested	(180,469)	—	—	(1,595)
Forfeited or expired	(3,367)	—	—	(42)
Non Vested as of December 31, 2019	693,389	$—	2.32	$5,329
Granted	—	—	—	—
Vested	(309,664)	—	—	(2,858)
Forfeited or expired	(1,345)	—	—	(17)
Non Vested as of December 31, 2020	382,380	$—	1.72	2,453
Granted	16,000	—	—	36
Vested	(226,075)	—	—	(1,816)
Forfeited or expired	(894)	—	—	(6)
Non Vested as of December 31, 2021	171,412	$—	1.17	667

The estimated compensation cost relating to service conditions of non-vested (i) share appreciation rights and stock options and (ii) restricted share units, restricted stock and restricted stock unit awards, not yet recognized was $0 and $256, respectively, as of December 31, 2021 and is expected to be recognized over the weighted average period of 2.81 years.